Revenue from contracts with customers - Additional Information (Details) € in Thousands	3 Months Ended
	Mar. 31, 2021 EUR (€) customer	Mar. 31, 2020 EUR (€)
Germany | Property Plant And Equipment | Covid-19
Revenue from contracts with customers
Total investments | €	€ 1,416	€ 30
Germany | Intangible assets | Covid-19
Revenue from contracts with customers
Total investments | €	€ 354	€ 0
Pharmaceutical Partner | Pharmaceutical
Revenue from contracts with customers
Number of customer in group | customer	1
Revenue contributed as a percentage of Group's total revenues	4.70%	26.40%
Covid-19 Segment | Covid-19
Revenue from contracts with customers
Number of customer in group | customer	2
Revenue contributed as a percentage of Group's total revenues		0.00%
Covid-19 Partner One | Covid-19
Revenue from contracts with customers
Revenue contributed as a percentage of Group's total revenues	4.40%
Covid-19 Partner Two | Covid-19
Revenue from contracts with customers
Revenue contributed as a percentage of Group's total revenues	17.10%